Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Common stock, par value		$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	400,000,000	400,000,000	400,000,000		400,000,000
Common stock, shares outstanding		1,032,640	1,032,640		1,032,640
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued		1,032,640	1,032,640		1,032,640
Gravitics Inc [Member]
Preferred stock, shares outstanding	10,118,115
Preferred stock, liquidation preference	$ 61,727	$ 18,865
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	32,620,000	19,841,878		19,841,878
Common stock, shares outstanding	12,747,871	7,444,072		6,737,941
Preferred stock, shares authorized	10,118,115	6,011,819
Preferred stock, shares issued	10,118,115
Common stock, shares issued	12,747,871	7,444,072		6,737,941
Series B Preferred Stock [Member]
Preferred stock, par value		$ 1.00	$ 1.00		$ 1.00
Preferred stock, shares outstanding		100	100		100
Preferred stock, liquidation preference		$ 10	$ 10		$ 10
Preferred stock, shares authorized		100	100		100
Preferred stock, shares issued		100	100		100
Series Seed Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Temporary equity par, per share	$ 0.00001	$ 0.00001		$ 0.00001
Temporary equity, shares authorized	4,185,420	6,011,819		6,011,819
Temporary equity, shares issued	4,185,420	4,185,420		4,185,420
Temporary equity, shares oustanding	4,185,420	4,185,420		4,185,420
Liquidation value	$ 18,865	$ 18,865		$ 18,865
Series A Redeemable Convertible Preferred Stock [Member] | Gravitics Inc [Member]
Temporary equity par, per share	$ 0.00001	$ 0.00001
Temporary equity, shares authorized	5,932,695	5,932,695
Temporary equity, shares issued	5,932,695	5,932,695
Temporary equity, shares oustanding	5,932,695	5,932,695
Liquidation value	$ 42,862	$ 42,862